Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Total amortization expense for other intangible assets	$ 0.4	$ 0.5	$ 0.6